Annual Fund Operating Expenses - NVIT Neuberger Berman Multi Cap Opportunities Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.85%
Class II Shares
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.95%